Acquisitions (Tables) (Solid Concepts Inc [Member])	3 Months Ended
Mar. 31, 2015
Solid Concepts Inc [Member]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction
U.S. $ in thousands
Issuance of ordinary shares	$97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$185,414